TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Income before taxes on income, as reported in the statements of income	$ 25,373	$ 24,513	$ 15,030
Statutory tax rate in Israel	25.00%	26.50%	26.50%
Theoretical taxes on income	$ 6,343	$ 6,496	$ 3,983
Increase (decrease) in taxes resulting from:
Effect of different tax rates	(382)	117	362
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(1,338)	(2,406)	(2,323)
Utilization of carry forward tax losses for which valuation allowance was provided	0	(195)	(1,177)
Non-deductible expenses	584	569	80
Recognition of deferred taxes during the year for which valuation allowance was provided in prior years	0	0	(1,496)
Losses and temporary differences for which valuation allowance was provided	377	127	580
Others	188	(495)	445
Taxes on income, as reported in the statements of income	$ 5,772	$ 4,213	$ 454